Note 14 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2016	2015

Cash	18%	17%
Debt securities	30%	30%
Equity securities	45%	50%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Projected benefit obligation, beginning of the year	$838	$838	$933
Service cost	3	3	3
Interest cost	13	16	17
Benefits paid	-	-	-
Actuarial (gain) loss	8	11	(61)
Effect of changes in foreign exchange rate	15	(30)	(54)

Projected benefit obligation, end of the year	$877	$838	$838

Fair value of plan assets, beginning of the year	$566	$545	$542
Employer contributions	16	27	24
Actual return on plan assets	4	14	12
Effect of changes in foreign exchange rate	10	(20)	(33)

Fair value of plan assets, end of the year	$596	$566	$545

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Service cost	$3	$3	$3
Interest cost	13	16	17
Expected return on plan assets	(10)	(9)	(9)
Amortization of net pension loss	1	6	6

Net periodic benefit cost	$7	$16	$17

Schedule of Net Funded Status [Table Text Block]
	December 31
	2016	2015

Accumulated benefit obligation	$(714)	$(672)

Project benefit obligation	(877)	(838)
Plan assets at fair value	596	566

Funded status of the plan	$(281)	$(272)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2016	2015

Discount rate	1.5%	1.5%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2016	2015	2014

Discount rate	1.5%	2.0%	2.0%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2017	$13
2018	20
2019	15
2020	37
2021 and thereafter	389